Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Payroll and related expenses	$ 2,700	$ 2,305	$ 1,405
Share-based payment	220	524	704
Subcontractors	155	619	340
Depreciation	102	73	52
Other	380	303	124
Total	$ 3,557	$ 3,824	$ 2,625